Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Summary of Cost and Fair Value by Maturity of Financial Assets Designated as Fair Value Through Profit or Loss (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	R$ 1,035	R$ 1,269
Cost [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	592	765
Non-current	424	467
Cost [Member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	592	765
Cost [Member] | From one to five years [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Non-current	424	467
Fair value [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	609	799
Non-current	426	470
Fair value [Member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	609	799
Fair value [Member] | From one to five years [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Non-current	R$ 426	R$ 470